Consolidated Statements of Changes in Shareholders' Deficit Equity (Parenthetical)	12 Months Ended
Sep. 30, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Proceeds from issuance IPO	$ 2,900,886